RS - Summary of Remuneration of Supervisory Board (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Marc Cluzel, M.D., Ph.D.
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	€ 160,210	€ 149,410
Michael Brosnan
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	116,963	91,284
Sharon Curran
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	92,663	72,484
George Golumbeski, Ph.D.
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	100,089	100,126
Andrew Cheng, M.D., Ph.D.
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	80,084	40,640
Wendy Johnson
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	0	39,702
Krisja Vermeylen
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	96,484	89,284
Supervisory Board
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	646,493	582,930
Fixed Compensation | Marc Cluzel, M.D., Ph.D.
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	104,210	104,210
Fixed Compensation | Michael Brosnan
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	67,026	57,284
Fixed Compensation | Sharon Curran
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	56,663	45,284
Fixed Compensation | George Golumbeski, Ph.D.
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	69,289	70,926
Fixed Compensation | Andrew Cheng, M.D., Ph.D.
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	45,284	28,240
Fixed Compensation | Wendy Johnson
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	0	19,302
Fixed Compensation | Krisja Vermeylen
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	57,284	57,284
Fixed Compensation | Supervisory Board
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	399,756	382,530
Attendance Fees | Marc Cluzel, M.D., Ph.D.
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	56,000	45,200
Attendance Fees | Michael Brosnan
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	49,937	34,000
Attendance Fees | Sharon Curran
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	36,000	27,200
Attendance Fees | George Golumbeski, Ph.D.
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	30,800	29,200
Attendance Fees | Andrew Cheng, M.D., Ph.D.
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	34,800	12,400
Attendance Fees | Wendy Johnson
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	0	20,400
Attendance Fees | Krisja Vermeylen
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	39,200	32,000
Attendance Fees | Supervisory Board
Remuneration of Supervisory Board [Line Items]
Remuneration of supervisory board	€ 246,737	€ 200,400